Provisions for liabilities and charges - Sensitivity (Details) - Payment protection insurance complaint in Thousands		6 Months Ended
	Feb. 05, 2019 item	Jun. 30, 2019 GBP (£) complaint
Minimum
Disclosure of financial liabilities
Number of claimants | item	250,000
Maximum
Disclosure of financial liabilities
Number of claimants | item	300,000
Customer Initiated Complaints
Disclosure of financial liabilities
Number of customer initiated complaints | complaint		2,968
Customer Initiated Complaints | Estimated change in provision
Disclosure of financial liabilities
Number of customer initiated complaints | complaint		95
Customer Initiated Complaints | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)		5.00%
Change in provisions		£ 7,000,000
Uphold rate
Disclosure of financial liabilities
Actual to date (as a percent)		88.00%
Uphold rate | Estimated change in provision
Disclosure of financial liabilities
Actual to date (as a percent)		90.00%
Uphold rate | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)		1.00%
Change in provisions		£ 1,000,000
Average redress
Disclosure of financial liabilities
Average redress		1,657
Average redress | Estimated change in provision
Disclosure of financial liabilities
Average redress		£ 1,559
Average redress | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption (as a percent)		5.00%
Change in provisions		£ 7,000,000
Processing costs per claim
Disclosure of financial liabilities
Processing costs per claim		148
Processing costs per claim | Estimated change in provision
Disclosure of financial liabilities
Processing costs per claim		317
Processing costs per claim | Estimated change in provision | Maximum
Disclosure of financial liabilities
Change in assumption		20,000
Change in provisions		£ 6,000,000